Segment Reporting	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Segment Reporting
SEGMENT REPORTING

The Company has two reportable segments: Solar and Wind. These segments comprise the Company's entire portfolio of renewable energy facility assets and are determined based on the management approach. This approach designates the internal reporting used by management for making decisions and assessing performance as the source of the reportable segments. The Company’s operating segments consist of Distributed Generation, North America Utility and International Utility that are aggregated into the Solar reportable segment and Northeast Wind, Central Wind and Hawaii Wind that are aggregated into the Wind reportable segment. The operating segments have been aggregated as they have similar economic characteristics and meet all of the aggregation criteria. Corporate expenses include general and administrative expenses, acquisition costs, interest expense on corporate-level indebtedness, stock-based compensation and depreciation, accretion and amortization expense. All net operating revenues for the three and six months ended June 30, 2017 and 2016 were earned by the Company's reportable segments from external customers in the United States (including Puerto Rico), Canada, the United Kingdom and Chile.

The following table reflects summarized financial information concerning the Company’s reportable segments for the three and six months ended June 30, 2017 and 2016:

	Three Months Ended June 30, 2017				Three Months Ended June 30, 2016
(In thousands)	Solar	Wind	Corporate	Total	Solar	Wind	Corporate	Total
Operating revenues, net	$101,485	$68,882	$—	$170,367	$117,587	$69,714	$—	$187,301
Depreciation, accretion and amortization expense	27,900	34,604	718	63,222	29,085	31,875	71	61,031
Other operating costs and expenses	17,916	24,781	38,901	81,598	19,563	25,566	18,583	63,712
Interest expense, net	19,942	21,330	26,933	68,205	48,915	22,678	29,706	101,299
Gain on sale of renewable energy facilities	(37,116)	—	—	(37,116)	—	—	—	—
Other non-operating (income) expenses, net	(872)	75	(2,634)	(3,431)	(2,480)	13	6,785	4,318
Income tax (benefit) expense[1]	—	—	(1,431)	(1,431)	—	—	1,878	1,878
Net income (loss)	$73,715	$(11,908)	$(62,487)	$(680)	$22,504	$(10,418)	$(57,023)	$(44,937)

	Six Months Ended June 30, 2017				Six Months Ended June 30, 2016
(In thousands)	Solar	Wind	Corporate	Total	Solar	Wind	Corporate	Total
Operating revenues, net	$167,486	$154,016	$—	$321,502	$188,735	$152,483	$—	$341,218
Depreciation, accretion and amortization expense	54,675	68,055	1,479	124,209	60,894	59,002	142	120,038
Other operating costs and expenses	31,824	49,942	77,912	159,678	38,132	47,494	40,491	126,117
Interest expense, net	39,523	42,229	54,765	136,517	67,345	43,729	59,219	170,293
Gain on sale of renewable energy facilities	(37,116)	—	—	(37,116)	—	—	—	—
Other non-operating (income) expenses, net	(914)	623	(2,193)	(2,484)	(1,231)	219	2,249	1,237
Income tax (benefit) expense[1]	—	—	(2,349)	(2,349)	—	—	1,975	1,975
Net income (loss)	$79,494	$(6,833)	$(129,614)	$(56,953)	$23,595	$2,039	$(104,076)	$(78,442)
Balance Sheet
Total assets[2]	$2,925,729	$3,578,110	$659,996	$7,163,835	$3,595,387	$3,609,471	$501,007	$7,705,865
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(1)	Income tax (benefit) expense is not allocated to the Company's Solar and Wind segments.

(2)	Represents total assets as of June 30, 2017 and December 31, 2016, respectively.